SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of dilutive instruments (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Antidilutive securities excluded from computation of earnings per share	16,215,625	16,215,625	46,071,080	16,215,625	16,215,625
Total Shares issuable under Convertible Note obligations
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Antidilutive securities excluded from computation of earnings per share			29,855,455
Shares issuable pursuant to Short Term and Long Term Notes
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Antidilutive securities excluded from computation of earnings per share			14,012,965
Shares issuable pursuant to Secured convertible note
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Antidilutive securities excluded from computation of earnings per share			9,801,273
Shares issuable pursuant to Convertible note
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Antidilutive securities excluded from computation of earnings per share			4,722,875
Subscription agreement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Antidilutive securities excluded from computation of earnings per share			938,967
Shares issuable pursuant to Promissory note
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Antidilutive securities excluded from computation of earnings per share			379,375
Public Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Antidilutive securities excluded from computation of earnings per share	10,062,500	10,062,500	10,062,500	10,062,500	10,062,500
Private Placement Warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Antidilutive securities excluded from computation of earnings per share	5,553,125	6,153,125	5,553,125	6,153,125	6,153,125
Secured convertible note warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Antidilutive securities excluded from computation of earnings per share	600,000		600,000